Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net rental expense for operating leases
Minimum rentals	$ 2,165	$ 2,087	$ 2,001
Contingent rentals	48	49	53
Gross lease rental expense	2,213	2,136	2,054
Less: sublease income	(20)	(19)	(19)
Net lease rental expense	2,193	2,117	2,035
Future minimum lease payments under capital leases
2013	20
2014	21
2015	21
2016	21
2017	21
Thereafter	232
Total future lease payments	336
Less: imputed interest	(165)
Present value of capital lease obligations	171
Future minimum lease payments under operating leases
2013	2,261
2014	2,078
2015	2,019
2016	1,944
2017	1,858
Thereafter	17,436
Total future lease payments	27,596
Minimum sublease rentals due in future under non-cancelable subleases	263
Proceeds from sale-leaseback transactions	$ 529	$ 592	$ 507
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10